THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WAS DENIED ON MARCH 23, 2001.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [X]; Amendment Number: 2
           This Amendment (Check only one.):     [ ]  is a restatement.
                                                 [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Berkshire Hathaway Inc.
                     -------------------------
Address:             1440 Kiewit Plaza
                     -------------------------
                     Omaha, NE 68131
                     -------------------------

                     -------------------------


Form 13F File Number:    28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Marc D. Hamburg
                     --------------------
Title:               Vice President
                     --------------------
Phone:               402-346-1400
                     --------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg             Omaha, NE                     April 2, 2001
--------------------------      ---------------------         -----------------
[Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number      Name

      28-5194                   General Re - New England Asset Management, Inc.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              18
                                                      ------------
Form 13F Information Table Entry Total:                         12
                                                      ------------

Form 13F Information Table Value Total:               $  3,958,398
                                                      ------------
                                                      (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       NO.    FORM 13F FILE NUMBER      NAME
       ---    --------------------      ----
       1.     28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
       2.     28-5676                   BHG Life Insurance Co.
       3.     28-719                    Blue Chip Stamps
       4.     28-554                    Buffett, Warren E.
       5.     28-1517                   Columbia Insurance Co.
       6.     28-2226                   Cornhusker Casualty Co.
       7.     28-6102                   Cypress Insurance Co.
       8.     28-852                    GEICO Corp.
       9.     28-101                    Government Employees Ins. Corp.
       10.    28-1066                   National Fire & Marine
       11.    28-718                    National Indemnity Co.
       12.    28-5006                   National Liability & Fire Ins. Co.
       13.    28-6104                   Nebraska Furniture Mart
       14.    28-717                    OBH Inc.
       15.    28-2740                   Plaza Investment Managers
       16.    28-1357                   Wesco Financial Corp.
       17.    28-3091                   Wesco Financial Ins. Co.
       18.    28-3105                   Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2000

                                                                      Column 6
                                         Column 4               Investment Discretion                               Column 8
                                         Market      Column 5   ---------------------                            Voting Authority
                 Column 2   Column 3      Value     Shares or          (b)     (c)         Column 7              ----------------
Column 1         Title of    CUSIP        (In       Principal   (a)   Shared-  Shared-       Other            (a)       (b)    (c)
Name of Issuer     Class     Number     Thousands)    Amount    Sole  Defined  Other        Managers          Sole     Shared  None
--------------   --------  ----------  -----------  ----------  ----  -------  -------      --------          ----      ------ ----
Costco Wholesale
  Corp              Com   22160K 10 5     842,578   24,115,000             X            4, 11, 14            24,115,000
Gap Inc.            Com   364760 10 8     161,000    8,000,000             X            4, 8, 9, 11, 14, 15   8,000,000
GPU Inc.            Com   36225X 10 0     159,647    4,921,300             X            4, 11, 14             4,921,300
Nucor Corp.         Com   670340 10 5     109,298    3,597,700             X            4, 11, 14             3,597,700
Wells Fargo
 & Co. Del          Com   949746 10 1     584,742   12,728,390             X            4, 5, 14             12,728,390
                                            6,891      150,000             X            4, 7, 14                150,000
                                           46,932    1,021,600             X            4, 3, 14, 16, 17, 18  1,021,600
                                            5,557      120,970             X            4, 10, 14               120,970
                                           27,787      604,860             X            4, 13, 14               604,860
                                           64,040    1,394,000             X            4, 12, 14             1,394,000
                                           39,049      850,000             X            4, 14                   850,000
                                        1,910,877   41,595,060             X            4, 11, 14            41,595,060
                                       ----------
            GRAND TOTAL                $3,958,398
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